Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.	Commitments and contingencies
(a)	Operating lease commitments

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

Year	(In thousands)
2022	1,080
2023	243
2024	21
2025	—
2026	—
Total	1,344

For the years ended December 31, 2019, 2020 and 2021, the Group incurred rental expenses under operating leases US$3,276 thousands, US$1,687 thousands and US$1,539 thousands, respectively.

(b)	Purchase commitment for purchase of data

As of December 31, 2021, the Group has future minimum purchase commitment related to the purchase of data of US$1,456 thousands and US$118 thousands within the remainder of 2022 and 2023, respectively.

(c)	Contingencies

In June 2018, HONG KONG UCLOUDLINK NETWORK TECHNOLOGY LIMITED and Ucloudlink (America), Ltd., two wholly-owned subsidiaries of the Company, were named as defendants in a complaint filed by SIMO Holding Inc. (“SIMO”) in the United States District Court for the Southern District of New York (the “New York Court”), alleging patent infringements. The trial judge of the New York Court delivered a judgement in June 2019 approving total compensatory and enhanced damages of US$2.8 million. Subsequently, the plaintiff and the Company filed post-trial motions in connection with which the plaintiff filed motions for supplemental damages to increase the damages to US$8.5 million. On August 28, 2019, the New York Court resolved in an order which denied the Company’s motions for judgment as a matter of law and for a new trial as well as plaintiff’s motion for request for attorney’s fees. The New York Court granted plaintiff’s motion for permanent injunction, effective on September 1, 2019, to enjoin the Company from selling, offering to sell, importing, or enabling the use of three models of portable Wi-Fi terminals and one model of GlocalMe World Phone that the New York Court believes infringed upon SIMO’s patent in the United States. In October 2019, the New York Court amended the total damages to US$8.2 million to include pre-judgment interest on the awards and supplemental damages for certain sales occurring between January 1, 2019 and August 1, 2019, and certain sales occurring overseas for devices that had previously been sold within the United States between August 13, 2018 and August 31, 2019. The Group upgraded the allegedly infringing products by pushing a redesigned software update to the devices, which the New York Court concluded that the upgraded devices are no longer infringing. On December 9, 2019, the New York Court lifted the injunction against the upgraded devices and concluded that they were not infringing. In the meantime, the Group has appealed against the New York Court’s original ruling in the United States Court of Appeals for the Federal Circuit (“Federal Circuit”) and has put a sum equal to the above-mentioned damages amount in an escrow account (Note 2.19) in January 2020. On May 1, 2020, the Group filed a declaratory judgment lawsuit in the New York Court against SIMO to obtain a declaration that its redesigned products are no longer infringing and SIMO filed counterclaims. The purpose of the new case is to have the New York Court re-issue the previous conclusion as a declaratory judgment so that it is enforceable to block SIMO from accusing its redesigned products of infringing in the future. On January 5, 2021, the Federal Circuit reversed the decision by the New York Court and held that the Group were entitled to summary judgement of noninfringement. On 4 February 2021, SIMO filed a petition for panel rehearing and it was denied by the Federal Circuit on March 11, 2021. On March 29, 2021, the escrowed funds of US$8.2 million have been fully released and refunded to the Company. On April 8, 2021, the above-mentioned permanent injunction against the Group’s products was dissolved by the New York Court.

23.	Commitments and contingencies (Continued)
(c)	Contingencies (Continued)

In January 2020, the Group became aware that SIMO is alleging patent infringement and trade secret misappropriation against the Group in the United States District Court for the Eastern District of Texas (“Texas Court”). The patent infringement claim was based on patent No. 9,736,689, which was the same patent the Federal Circuit addressed in its decision reversing a judgment of infringement from the New York Court. The trade secret allegations were the same as allegations SIMO previously made in a case between the parties in the United States District Court for the Northern District of California. Those allegations were dismissed from case in California with prejudice.  The Group moved to transfer the patent infringement claim to the New York Court and to dismiss or transfer the claims for trade secret misappropriation to the United States for the Norther District of California.  On November 24, 2020, the Texas Court denied both motions. Subsequently, SIMO dropped their patent infringement claim at the Texas Court on April 6, 2021. In response to the Texas Court’s ruling denying transfer of trade secret claims, the Group appealed to the United States Court of Appeals for the Fifth Circuit on April 16, 2021, which was denied by the Court on May 31, 2021. On July 15, 2021, the Texas Court held a scheduling conference for evidence exchanges. On July 27, 2021, SIMO and the Group participated in a settlement conference, with further settlement discussion held on July 30, 2021. On August 30, 2021, the Group and SIMO and their respective affiliates entered into a settlement agreement and had filed joint motion to the Texas Court for the dismissal of the case. On September 3, 2021, the Texas Court dismissed the trade secret case initiated by SIMO.

In August 2018, two affiliates of SIMO, namely Shenzhen Sibowei’ersi Technology Co., Ltd. and Shenzhen Skyroam Technology Co., Ltd., jointly filed a complaint against Shenzhen uCloudlink Network Technology Co., Ltd. in Guangzhou Intellectual Property Court in the PRC alleging patent infringements and claimed damages up to RMB10.5 million (equivalent to US$1.6 million). The Group has filed an invalidation petition against their alleged patent in Patent Reexamination Board of National Intellectual Property Administration in the PRC. On July 16, 2019, the Patent Reexamination Board of National Intellectual Property Administration issued a reexamination decision which invalidated the plaintiffs’ alleged patent in its entirety with respect to the patent infringement allegation. The first hearing of this lawsuit was held on May 13, 2019. The plaintiffs applied to withdraw the lawsuit, which has been approved on August 14, 2019. In October 2019, Shenzhen Sibowei’ersi Technology Co., Ltd. filed a complaint against the National Intellectual Property Administration in Beijing Intellectual Property Court in PRC petitioning the withdrawal of the foregoing reexamination decision of invalidity and reach of a new reexamination decision. In December 2020, the Beijing Intellectual Property Court entered its judgment which upheld National Intellectual Property Administration’s invalidation decision. Sibowei’ersi Technology Co., Ltd. has appealed against such judgment. On November 2, 2021, the Supreme People's Court held an online hearing of the case, and the Group is awaiting for the ruling of the second instance as well as the court’s further notice.

In June 2019, Shenzhen Skyroam Technology Co., Ltd. filed a complaint against one of the Group’s employees, one of the Group’s officers, Shenzhen Ucloudlink Technology Limited and Shenzhen uCloudlink Network Technology Co., Ltd. in the Intermediate People’s Court of Shenzhen alleging trade secret misappropriation and claimed damage of approximately US$14 million and cessation of misappropriation. The Court denied the Group’s motion to transfer the lawsuit from the Intermediate People’s Court of Shenzhen to the Higher People’s Court of Guangdong and the Group has appealed for jurisdiction objection on September 17, 2019. On May 8, 2020, the Supreme People’s Court ruled against the Group’s appeal and such lawsuit was heard by the Intermediate People’s Court of Shenzhen. The Intermediate People’s Court of Shenzhen has organized three pre-trial conferences in October 2020, December 2020, and January 2021 for exchanging evidence and confirming judicial appraisal results. Further conference for evidence exchange has been held on March 31, 2021 at China Industrial Cyber Security Development and Research Centre. On September 3, 2021, Shenzhen Skyroam Technology Co., Ltd. applied to withdraw the trade secret misappropriation claim in the Intermediate People’s Court of Shenzhen. On September 6, 2021, the Intermediate People’s Court of Shenzhen dismissed the trade secret misappropriation claim.

23.	Commitments and contingencies (Continued)
(c)	Contingencies (Continued)

Also, in June 2019, Shenzhen Skyroam Technology Co., Ltd. filed a complaint against the Shenzhen Ucloudlink Technology Limited in the Intermediate People’s Court of Shenzhen regarding a patent ownership dispute. The plaintiff claimed damages of approximately US$21,000. The exchange of evidence was held in August 2019 and the Group has applied to suspend the lawsuit on October 15, 2019. The Group further received the court’s summons on November 7, 2019 and the evidentiary hearing of this lawsuit was held on January 6, 2020. In September 2021, Shenzhen Skyroam Technology Co,. Ltd. applied to withdraw the patent ownership claim in the Intermediate People’s Court of Shenzhen. On September 6, 2021, the Intermediate People’s Court of Shenzhen dismissed the patent ownership dispute case initiated by Skyroam. In July 2019, Shenzhen Skyroam Technology Co., Ltd. filed another complaint in the Intermediate People’s Court of Shenzhen against the Shenzhen Ucloudlink Technology Limited relating to patent ownership and the plaintiff claimed damages of approximately US$21,000. The Group objected on jurisdictional ground in October 2019 and the court ruled against the Group. The Group’s appeal for jurisdiction objection has been denied. On 31 March 2021, the first hearing was held by Intermediate People’s Court of Shenzhen. In September 2021, Shenzhen Skyroam Technology Co., Ltd. applied to withdraw the patent ownership claim in the Intermediate People’s Court of Shenzhen. On September 26, 2021, the Intermediate People’s Court of Shenzhen dismissed the patent ownership claim.

The Group believes the aforementioned allegations are without merit and will defend vigorously. The Group considers that the likelihood of an unfavorable outcome is not probable or is unable to estimate the amount or the range of the possible loss. Therefore, no accrual has been recorded by the Group as of December 31, 2021 in respect of these proceedings.